Long-term investments - Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 24,503	$ 27,158	$ 15,655
Accounts receivable	3,525	10,177
Inventories	2,982	3,037
Total current assets	32,059	41,554
Property, plant and equipment and right-of-use assets	5,794	5,605
Other long-term assets	2,426	2,380
Total assets	85,061	94,009
Current liabilities:
Accounts payable	15,947	17,933
Total current liabilities	18,864	21,549
Total liabilities	22,177	25,196
Cespira Joint Venture
Current assets:
Cash and cash equivalents	11,913	14,869
Accounts receivable	20,379	18,718
Inventories	9,478	11,566
Prepaid expenses	779	1,157
Total current assets	42,549	46,310
Property, plant and equipment and right-of-use assets	44,613	46,352
Intangible assets and goodwill	7,263	7,516
Other long-term assets	16,852	17,139
Total assets	111,277	117,317
Current liabilities:
Accounts payable	16,398	20,810
Current portion of provisions	1,740	2,519
Other current liabilities	4,849	6,266
Total current liabilities	22,987	29,595
Long-term portion of provisions	1,349	1,618
Onerous contract provisions	2,841	2,890
Total liabilities	27,177	34,103
Net assets	$ 84,100	$ 83,214